Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net (loss) income	$ (57,747)	$ (529,072)	$ 86,664
Non-cash and non-operating items:
Depreciation and amortization	276,307	485,829	571,825
Unrealized gain on derivative instruments	(34,570)	(95,556)	(145,116)
Write-down and loss on sales of vessels	53,693	270,743	112,246
Loss on deconsolidation of Teekay Offshore (note 4)	7,070	104,788	0
Equity (income) loss, net of dividends received	(44,312)	87,602	(47,563)
Income tax expense	19,724	12,232	24,468
Foreign currency exchange loss including the effect of the termination of cross currency swaps	7,135	101,157	40,154
Other	14,279	52,609	29,098
Change in operating assets and liabilities (note 17)	(14,754)	104,831	50,734
Expenditures for dry docking	(44,690)	(50,899)	(45,964)
Net operating cash flow	182,135	544,264	676,546
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,325,482	1,007,010	2,075,014
Prepayments of long-term debt	(771,827)	(831,901)	(1,874,893)
Scheduled repayments of long-term debt and settlement of related swaps	(671,803)	(713,278)	(1,008,853)
Proceeds from financing related to sale-leaseback of vessels	611,388	809,935	355,306
Repayments of obligations related to capital leases	(74,680)	(46,090)	(21,595)
Net proceeds from equity issuances of subsidiaries (note 5)	0	172,930	327,419
Net proceeds from equity issuances of Teekay Corporation	103,655	25,636	105,462
Acquisition of shares in Teekay Tankers	0	(19,444)	0
Distribution from subsidiaries to non-controlling interests	(64,676)	(103,150)	(136,151)
Cash dividends paid	(22,082)	(18,977)	(17,406)
Other financing activities	(671)	1,638	87
Net financing cash flow	434,786	284,309	(195,610)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(693,792)	(1,054,052)	(648,326)
Proceeds from sale of vessels and equipment	28,837	73,712	252,656
Proceeds from sale of equity-accounted investment	81,823	0	0
Investment in equity-accounted investments	(41,018)	(98,774)	(61,885)
Loans to joint ventures and joint venture partners	(24,934)	(12,946)	(96,823)
Cash of Tanker Investments Ltd. upon acquisition, net of transaction costs (note 22)	0	30,831	0
Direct financing lease payments received	10,882	17,422	23,535
Other investing activities	0	7,613	320
Net investing cash flow	(663,456)	(1,081,641)	(530,523)
Decrease in cash, cash equivalents and restricted cash	(46,535)	(253,068)	(49,587)
Cash, cash equivalents and restricted cash, beginning of the year	552,174	805,242	854,829
Cash, cash equivalents and restricted cash, end of the year	505,639	552,174	805,242
Transferred Subsidiaries
INVESTING ACTIVITIES
Cash upon sale or deconsolidation, net of proceeds received	(25,254)	0	0
Teekay Offshore
OPERATING ACTIVITIES
Net (loss) income		2,742	44,475
INVESTING ACTIVITIES
Cash upon sale or deconsolidation, net of proceeds received	$ 0	$ (45,447)	$ 0